BONDS AND NOTES ISSUED - Additional information (Details) S/ in Thousands, ¥ in Millions, $ in Millions						1 Months Ended			60 Months Ended
	Aug. 27, 2024	Aug. 17, 2024	Apr. 24, 2022	Sep. 16, 2021	Jul. 01, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Apr. 24, 2022	Sep. 15, 2021	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 PEN (S/)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Sep. 30, 2019 PEN (S/)	Jul. 31, 2019 JPY (¥)	Jul. 31, 2019 PEN (S/)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 PEN (S/)
Disclosure of bonds and notes issued [Line Items]
Redemption price, as a percentage of principal amount					100.00%
Nominal value of bonds designated as hedges | S/													S/ 54,844,606					S/ 69,720,506
Redemption price, interest rate basis							25.00%	25.00%
Derivatives [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value												$ 2.6	9,400				$ 8.7	28,800								$ 22.0	S/ 71,700
Consolidated income [Member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value													S/ 21,200				6.1	21,200						$ 7.8	S/ 26,000
Treasury of the United States of America's rate
Disclosure of bonds and notes issued [Line Items]
Basis points											0.50%	0.50%	0.50%
Subordinated bonds - BCP One [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Libor plus 704.3 basis points						América's rate plus 50 basis points	America´s rate plus 50 basis point
Subordinated bonds - BCP Two [Member] | Floating interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Libor plus 770.8 basis points
Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Repurchase of debt							$ 291.2
Notional value payable | S/																			S/ 400,000
Borrowings exchanged | S/								S/ 1,308,800
Original amount of debt proposed to be exchanged | S/								2,000,000
Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Notional amount | S/																			S/ 800,000
Repurchase of debt							220.3
Notional value payable							374.6
Borrowings exchanged							$ 205.0
Senior Notes Three [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount												$ 50.0	S/ 181,100				50.0	165,700
Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Notional amount														$ 500.0	S/ 1,810,500
Senior Notes Four [Member] | Hedges of net investment in foreign operations [member]
Disclosure of bonds and notes issued [Line Items]
Notional amount												135.4	490,300
Basis points														40.00%	40.00%
Nominal value of bonds designated as hedges												135.4	490,300
Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Notional amount																						$ 70.0	S/ 253,500
Nominal value of bonds designated as hedges												70.0	232,000
Senior Notes Five [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount												70.0	253,500				$ 70.0	232,000
Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Notional amount																				¥ 5,000.0	S/ 175,300
Senior Notes Six [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount											¥ 5,000.0		175,300			¥ 5,000.0		S/ 152,500
New Senior Notes under Senior Notes One
Disclosure of bonds and notes issued [Line Items]
Senior notes issued | S/								S/ 2,500,000
Redemption price, as a percentage of principal amount							100.00%	100.00%
New Senior Notes under Senior Notes One | Forecast
Disclosure of bonds and notes issued [Line Items]
Redemption price, as a percentage of principal amount	100.00%
New Senior Notes under Senior Notes Three
Disclosure of bonds and notes issued [Line Items]
Senior notes issued | S/								S/ 700,000
Redemption price, interest rate basis							20.00%	20.00%
New Senior Notes under Senior Notes Three | Forecast
Disclosure of bonds and notes issued [Line Items]
Redemption price, as a percentage of principal amount		100.00%
6.875% Fixed- to-Floating Rate Subordinated Notes due 2026
Disclosure of bonds and notes issued [Line Items]
Notional value payable						$ 476.1
Repurchase of debt						294.6
6.125% Fixed-to-Floating Rate Subordinated Notes due 2027
Disclosure of bonds and notes issued [Line Items]
Notional value payable						720.0
Repurchase of debt						224.9
Borrowings exchanged						$ 200.4
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030
Disclosure of bonds and notes issued [Line Items]
Notional amount					$ 850.0
Borrowings, interest rate					3.125%
Interest rate swap | Senior Notes Seven [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Nominal value of bonds designated as hedges												$ 30.0	108,600
Currency swaps | Senior Notes Six [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Nominal value of bonds designated as hedges											¥ 5,000.0		S/ 152,500